Leases	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Leases
10.	Leases

The Company determines if an arrangement is a lease at its commencement if the Company is both able to identify an asset and conclude the Company has the right to control the identified asset. Leases are classified as finance or operating based on the principle of whether or not the lease is effectively a financed purchase by the lessee. An ROU asset represents the Company’s right to use an underlying asset for the lease term and a lease liability represents the Company’s obligation to make lease payments related to the lease. The Company recognizes operating and finance lease ROU assets and liabilities at the commencement date based on the present value of lease payments over the lease term. The lease term includes renewal options when it is reasonably certain that the option will be exercised, and excludes termination options. The Company’s leases do not provide an implicit rate therefore, the Company uses its incremental borrowing rate based on information available at the commencement date to determine the present value of lease payments. The incremental borrowing rate used is estimated based on what the Company would be required to pay for a collateralized loan for a similar asset over a similar term. The Company’s leases do not include any material residual value guarantees, bargain purchase options, or asset retirement obligations.

To the extent that the Company’s agreements have variable lease payments, the Company includes variable lease payments that depend on an index or a rate and excludes those that depend on facts or circumstances occurring after the commencement date, other than the passage of time. Lease expense for operating leases is recognized on a straight-line basis over the lease term and is recorded in operating expenses on the Condensed Consolidated Statements of Operations and Comprehensive Loss. Amortization of right-of-use assets on finance leases is recorded on a straight-line basis within operating expenses in the Condensed Consolidated Statements of Operations. Interest expense incurred on finance lease liabilities is recorded in Interest expense on the Condensed Consolidated Statements of Operations and Comprehensive Loss. The Company has elected not to recognize ROU assets and lease liabilities that arise from short-term (12 months or less) leases for any class of underlying asset. Additionally, the Company does not separate lease and non-lease components. Operating leases are included in Right of use assets, Operating leases liabilities, current portion and Operating lease liabilities, less current portion in the Company’s Condensed Consolidated Balance Sheets. Finance leases are included in Property and equipment, net, Finance lease liabilities, current portion, and Finance lease liabilities, less current portion in the Company’s Condensed Consolidated Balance Sheets.

The Company’s lease arrangements consist primarily of corporate office, store, equipment, and vehicle lease agreements. The leases expire at various dates through 2032, some of which include options to extend the lease term for additional 5 years periods.

Total lease costs for the three and six months ended June 30, 2022 were:

	Three Months Ended June 30, 2022	Six Months Ended June 30, 2022
Finance lease cost
Amortization of right-of-use assets	$91	$182
Interest on lease liabilities	173	351
Total finance lease cost	264	533

Operating lease cost	699	1,532
Variable lease cost	267	401
Total lease cost	$1,230	$2,466

The following table summarizes future lease payments as of June 30, 2022:

Fiscal year	Operating Leases	Finance Leases
2022	$2,672	$1,287
2023	4,844	2,166
2024	5,066	1,757
2025	4,809	1,792
2026	4,751	1,828
Thereafter	11,804	1,864
Total	33,946	10,694
Less: Imputed Interest	(13,714)	(1,496)
Present value of net lease payments	$20,232	$9,198

Lease liability, current portion	$2,015	$1,903
Lease liability, net of current portion	18,217	7,295
Total lease liability	$20,232	$9,198

Supplemental information and non-cash activities related to operating and finance leases are as follows:

Six Months Ended June 30, 2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$1,532
Operating cash flows from finance leases	351
Financing cash flows from finance leases	936
$2,819
Lease liabilities arising from new right-of-use assets
Operating leases	$9,991

As of June 30, 2022
Weighted average remaining lease term (in years)
Operating leases	6.8
Finance leases	5.2

Weighted average discount rate
Operating leases	15.5%
Finance leases	5.9%

Disclosures Related to Periods Prior to Adoption of the New Lease Standard:

The Company recorded rent expense of $676 and $1,225 for the three and six months ended June 30, 2021, respectively.

The minimum aggregate future obligations under non-cancelable operating leases as of December 31, 2021 were as follows:

Year ended December 31,
2022	$2,384
2023	2,695
2024	2,775
2025	2,859
2026	2,944
Thereafter	991
$14,648

The Company has three capital leases, one in Hanford, California for its main production facility, and two equipment leases.

The minimum aggregate future minimum lease payments under capital leases as of December 31, 2021 were as follows:

Year ended December 31,
2022	$2,574
2023	2,166
2024	1,757
2025	1,792
2026	1,840
Thereafter	1,864
$11,993